COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
35	COMMITMENTS AND CONTINGENCIES

Legal claim contingencies

i)	Madoff Trustee Litigation -

In September 2011, the Trustee for the liquidation of Bernard L. Madoff Investment Securities LLC (BLMIS) and the substantively consolidated estate of Bernard L. Madoff (the Madoff Trustee) filed a complaint (the Madoff Complaint) against Credicorp’s subsidiary ASB (now ASB Bank Corp.) in the U.S. Bankruptcy Court for the Southern District of New York (the Bankruptcy Court). The Madoff Complaint seeks recovery of approximately US$120.0 million in principal amount, which is alleged to be equal to the amount of redemptions between the end of 2004 and the beginning of 2005 of ASB-managed Atlantic U.S. Blue Chip Fund assets invested in Fairfield Sentry Limited (Fairfield Sentry), together with fees, costs, interest and expenses. The Madoff Complaint seeks the recovery of these redemptions from ASB Bank Corp. as “subsequent transfers” or “avoided transfers” from BLMIS to Fairfield Sentry, which Fairfield Sentry in turn subsequently transferred to ASB Bank Corp. The Madoff Trustee has filed similar “claw back” actions against numerous other alleged “subsequent transferees” that invested in Fairfield Sentry and its sister entities, which, in turn, invested in and redeemed funds from BLMIS.

There has been significant briefing on issues related to these Madoff Trustee actions, and these cases have been pending for many years. In November 2016, the Bankruptcy Court issued a Memorandum Decision Regarding Claims to Recover Foreign Subsequent Transfers (the Memorandum Decision) holding that the recovery of certain subsequent foreign transfers is barred under the doctrine of comity and/or extraterritoriality, and dismissed the claims brought by the Madoff Trustee against a number of parties, including ASB Bank Corp. In March 2017, the Madoff Trustee filed an appeal (the Appeal) of the Memorandum Decision to the United States Court of Appeals for the Second Circuit, which reversed the Dismissal Order and remanded the matter to the Bankruptcy Court (the Second Circuit Opinion). In April 2019, the defendant-appellees, including ASB Bank Corp., filed, and the Second Circuit granted, a motion to stay the issuance of the mandate pending the filing of a petition for a writ of certiorari in the United States Supreme Court. The petition for a writ of certiorari was filed in the United States Supreme Court in August 2019. On or about June 1, 2020, the United States Supreme Court denied the petition for a writ of certiorari. Following the denial of the petition for writ of certiorari, the judgment for dismissal by the Bankruptcy Court was vacated and the matter was remanded back to the Bankruptcy Court. The case now remains pending in the Bankruptcy Court. On March 25, 2022, ASB Bank Corp. filed a Motion to Dismiss the Complaint. On May 24, 2022, the Madoff Trustee filed its opposition to the Motion to Dismiss. On July 14, 2022, ASB Bank Corp. filed its reply memorandum of law in further support of its Motion to Dismiss. On November 18, 2022, the Bankruptcy Court denied the Motion to Dismiss presented by ASB Bank Corp. and give to ASB Bank Corp. until February 1, 2023 to file an answer to the Complaint. While management believes that ASB has defenses against the Madoff Trustee’s claims and intends to defend against any action by the Madoff Trustee, in view of recent judicial decisions in cases not involving ASB, certain defenses are no longer available. In this context, Credicorp has constituted a provision that management considers reasonable with the information available today.

ii)	Fairfield Litigation -

In April 2012, Fairfield Sentry (In Liquidation) and its representative, Kenneth Krys (the Fairfield Liquidator), filed a complaint (the Fairfield Complaint) against ASB (now ASB Bank Corp.) in the Bankruptcy Court (the Fairfield v. ASB Adversary Proceeding). The Fairfield Complaint seeks to recover US$115.2 million in principal amount from ASB Bank Corp., representing the amount of ASB’s Bank Corp. redemptions of certain investments in Fairfield Sentry, together with fees, costs, interest and expenses. These are essentially the same funds that the Madoff Trustee seeks to recover in the Madoff Trustee litigation as described above. After the Fairfield Complaint was filed, the Bankruptcy Court procedurally consolidated the Fairfield V. ASB Adversary Proceeding with other adversary actions brought by the Fairfield Liquidator against former investors in Fairfield Sentry.

Similar to the Madoff Trustee litigation described above, the Fairfield v. ASB Adversary Proceeding and related adversary actions have been pending for many years. In October 2016, the Fairfield Liquidator filed a Motion for Leave to Amend (the Motion for Leave) various complaints, including the Fairfield Complaint. Certain defendants, including ASB Bank Corp., filed a motion to dismiss (the Motion to Dismiss) and a consolidated memorandum of law (i) in opposition to the Motion for Leave and (ii) in support of the Motion to Dismiss. In December 2018, the Bankruptcy Court entered a memorandum decision granting in part and denying in part the Motion to Dismiss and the Motion for Leave (the Memorandum Decision). In March 2019, the Fairfield Liquidator submitted a form of a stipulated order dismissing the adversary proceeding against ASB Bank Corp. (the Dismissal Order), as directed by the Bankruptcy Court, but filed notices of appeal, including of the dismissal of the claims asserted against ASB Bank Corp. and other defendants, in May 2019. The appeal remains pending.

Management believes that ASB Bank Corp. has defenses against the Fairfield Liquidator’s claims alleged in the Amended Complaint and the Fairfield Liquidator’s appeal.

iii)	Government Investigations -

The former Chairman and the current Vice Chairman of the Board of Directors of Credicorp, in their respective capacities as Chairman of the Board and as a Director of BCP Stand-alone, were summoned as witnesses by Peruvian prosecutors, along with 26 other Peruvian business leaders, to testify in connection with a judicial investigation that is being carried out regarding contributions made to the electoral campaign of a political party in the 2011 Peruvian presidential elections. Our former Chairman testified on November 18, 2019, and our Vice Chairman testified on December 9, 2019. The former Chairman informed prosecutors that in 2010 and 2011 Credicorp made donations totaling US$3.65 million to Fuerza Popular 2011 campaign (in total amounts of US$1.7 million in 2010 and US$1.95 million in 2011). These contributions were made in coordination with the General Manager of Credicorp at that time. While the amount of these contributions exceeded the limits then permitted under Peruvian electoral law, the law in place at that time provided no sanction for contributors, and instead only for the recipient of the campaign contribution.

The former Chairman also informed prosecutors that in 2016, three subsidiaries of Credicorp (BCP Stand-alone, Mibanco and Grupo Pacifico) made donations totaling S/711,000 (approximately US$200,000) to the Peruanos Por el Kambio campaign. These contributions were made in compliance both with Peruvian electoral law and with Credicorp’s own political contributions guidelines, adopted in 2015. These guidelines provided details on the procedures for obtaining approval for contributions and outlined the specific required conditions for transparent contributions.

The Peruvian Superintendencia del Mercado de Valores (‘SMV’ for its Spanish acronym) has initiated a sanctioning process against Credicorp, for failing to disclose to the market, in due course, the political campaign contributions in the years 2011 and 2016. The SMV also has initiated a sanctioning process against three subsidiaries of Credicorp (BCP Stand-alone, Mibanco and Grupo Pacifico), for failing to disclose to the market, in due course, the political campaign contributions made in connection with the 2016 presidential elections. The SMV notified Credicorp, BCP, Mibanco and Grupo Pacifico with first instance Resolutions on these proceedings. The mentioned Resolutions imposed pecuniary sanctions (fines) on Credicorp and the three subsidiaries as a consequence of these sanctioning processes. Credicorp, BCP, Mibanco and Grupo Pacifico appealed the Resolutions.

On December 8, 2021, Credicorp informed that the Peruvian SMV was notified of the resolution issued by the Provisional Superior Chamber Specialized in Administrative Litigation of the Superior Court of Justice of Lima (the “Court”), pursuant to which the Court has admitted for consideration Credicorp’s contentious-administrative claim challenging the SMV’s resolution (by negative administrative silence), with reference to the appeal filed by Credicorp mentioned in the prior paragraph.

Under the Resolution, the SMV resolved to sanction Credicorp (i) with a fine of 300 Tax Units (Unidades Impositivas Tributarias or UITs by its acronym in Spanish) approximately US$270,000 for, allegedly, having infringed (categorized as “very serious”, “muy grave” in Spanish) subsection 1.6, numeral 1 of Annex 1 of the Sanctions Regulation, approved by CONASEV Resolution N°055-2001-EF / 94.10, effective as from 2011; and (ii) with a fine of 210 UITs approximately US$207,375 for, allegedly, having violated (categorized as “very serious”, “muy grave” in Spanish) subsection 1.5, numeral 1 of Annex 1 of the Sanctions Regulation, approved by CONASEV Resolution N° 055-2001-EF / 94.10 and modified by Resolution N° 006-2012-SMV / 01, effective as from 2016. The charges made by the SMV against Credicorp were that the company had affected the transparency of the stock market by not having disclosed relevant information to the market regarding Credicorp’s cash contributions to the political party Fuerza Popular during the 2011 Peruvian presidential campaign (first charge) and that the company had affected the transparency of the stock market by not having disclosed relevant information to the market regarding Credicorp’s agreement to make contributions to the political party Peruanos por el Kambio during the 2016 Peruvian presidential campaign (second charge).

Because Credicorp was neither in agreement with the categorization of the facts nor with the sanctions imposed, Credicorp filed an appeal challenging the Resolution. Subsequently, after the expiration of the term to resolve in the appeal (second administrative instance), Credicorp asserted its right to negative administrative silence and to resort to the Judiciary. Notwithstanding, Credicorp proceeded to pay the fines imposed by the SMV, in compliance with Peruvian law.

Thus, since Credicorp’s contentious-administrative claim filed was admitted for consideration by the Court, the administrative procedure has terminated with respect to Credicorp and the matter is now subject to the decision of the Judiciary.

On March 4, 2022, Grupo Pacifico informed that the Peruvian SMV was notified of the resolution issued by the Superior Chamber Specialized in Administrative Litigation of the Superior Court of Justice of Lima (the “Court”), pursuant to which the Court has admitted for consideration Grupo Pacifico´s contentious-administrative claim challenging the SMV´s resolution (by negative administrative silence), with reference to the appeal filed by Grupo Pacifico mentioned above. Thus, since Grupo Pacifico´s mentioned claim was admitted for consideration by the Court, the administrative procedure has terminated with respect to Grupo Pacifico, and the matter is now subject to the decision of the Judiciary.

On July 4, 2022, BCP informed that the Peruvian SMV was notified of the resolution issued by the Superior Chamber Specialized in Administrative Litigation of the Superior Court of Justice of Lima (the “Court”), pursuant to which the Court has admitted for consideration BCP´s contentious-administrative claim challenging the SMV´s resolution (by negative administrative silence), with reference to the appeal filed by BCP mentioned above. Thus, since BCP´s mentioned claim was admitted for consideration by the Court, the administrative procedure has terminated with respect to BCP, and the matter is now subject to the decision of the Judiciary.

On July 5, 2022, Mibanco informed that the Peruvian SMV was notified of the resolution issued by the Superior Chamber Specialized in Administrative Litigation of the Superior Court of Justice of Lima (the “Court”), pursuant to which the Court has admitted for consideration Mibanco´s  contentious-administrative claim challenging the SMV´s resolution (by negative administrative silence), with reference to the appeal filed by Mibanco mentioned above. Thus, since Mibanco´s mentioned claim was admitted for consideration by the Court, the administrative procedure has terminated with respect to Mibanco, and the matter is now subject to the decision of the Judiciary.

Credicorp believes that neither the contributions disclosed by our former Chairman and the current Vice Chairman in 2019 nor the related SMV sanctioning processes pose a significant risk of material liability to the Company. Furthermore, Credicorp does not believe that either of the contributions will have material effect on the Company’s business, financial position or profitability.

On November 11, 2021, Credicorp disclosed that its incoming CEO, Mr. Gianfranco Ferrari de las Casas, informed the company that he was notified of a Prosecutor’s Decision issued by the Corporate Supraprovincial Prosecutor’s Office Specialized in Officer Corruption Offenses Special Team - Fourth Court Division (“Fiscalía Supraprovincial Corporativa Especializada en Delitos de Corrupción de Funcionarios Equipo Especial – Cuarto Despacho”, for its name in Spanish). Through such notice, Mr. Ferrari was informed that he has been included in the preparatory investigation carried out against Mr. Yehude Simon M. and an additional sixty-five (65) individuals on the grounds of, in his particular case, alleged primary complicity in the alleged crime against the public administration, aggravated collusion, incompatible negotiation or improper use of position and criminal organization detrimental to the Peruvian State, in connection with the financial advisory services provided by BCP Stand - alone to the Olmos Project.

Credicorp has reviewed the performance of the officers of Banco de Crédito del Perú in relation to the financial advisory services provided by the Bank in connection with the Olmos Project and has concluded that the facts under investigation do not give rise to any liability of Banco de Crédito del Perú or its officers. Credicorp bases this view on the qualified opinion of external consultants specialized in the matter. Therefore, Credicorp considers that the opening of the aforementioned preparatory investigation will not have any impact on the normal operation of the company, nor will it affect the dedication and performance of its officers in undertaking their regular duties.